Offerings - Offering: 1	May 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	3,370,787
Proposed Maximum Offering Price per Unit	41.79
Maximum Aggregate Offering Price	$ 140,865,188.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 19,453.48
Offering Note	(1) The Registrant is registering the resale by the Selling Stockholder named herein of an aggregate of 3,370,787 shares of common stock of the Registrant ("common stock") that were issued by the Registrant to the Selling Stockholder on February 9, 2026 and May 5, 2026. (2) Pursuant to Rule 416(a) under the Securities Act, the amount of common stock registered hereunder shall be deemed to include an indeterminate number of additional shares that may be issued by the Registrant to the Selling Stockholder as a result of any stock splits, stock dividends or other similar transactions. (3) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act based on the average of the high and low prices of shares of common stock as reported on the New York Stock Exchange on May 13, 2026.